SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED CONSOLIDATING BALANCE SHEETS

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2015
	Authority	Total Guarantor Subsidiaries(1)	Total Non- Guarantor Subsidiaries and Entities(2)	Consolidating/ Eliminating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42,093	$22,167	$1,494	$—	$65,754
Restricted cash	62	1,661	39	—	1,762
Receivables, net	29,134	3,585	22,871	(1,646)	53,944
Inventories	14,401	1,145	—	—	15,546
Other current assets	15,569	2,928	33	—	18,530

Total current assets	101,259	31,486	24,437	(1,646)	155,536
Non-current assets:
Property and equipment, net	1,098,588	214,778	38,689	—	1,352,055
Goodwill	—	39,459	—	—	39,459
Other intangible assets, net	120,281	284,418	2,019	—	406,718
Other assets, net	10,711	4,017	57,597	(5,960)	66,365
Inter-company receivables	254,348	94,033	—	(348,381)	—
Investment in subsidiaries	328,462	—	—	(328,462)	—

Total assets	$1,913,649	$668,191	$122,742	$(684,449)	$2,020,133

LIABILITIES AND CAPITAL
Current liabilities:
Current portion of long-term debt	$46,248	$—	$2,946	$—	$49,194
Due to Mohegan Tribe	—	—	6,000	—	6,000
Current portion of capital leases	824	48	—	(48)	824
Trade payables	12,365	2,564	87	—	15,016
Construction payables	11,149	1,888	100	—	13,137
Accrued interest payable	5,461	—	6,594	—	12,055
Other current liabilities	108,911	29,699	4,268	(1,598)	141,280

Total current liabilities	184,958	34,199	19,995	(1,646)	237,506
Non-current liabilities:
Long-term debt, net of current portion	1,555,487	—	38,243	—	1,593,730
Due to Mohegan Tribe, net of current portion	—	—	17,420	—	17,420
Capital leases, net of current portion	1,521	5,770	—	(5,770)	1,521
Other long-term liabilities	1,915	—	—	—	1,915
Inter-company payables	—	246,380	102,001	(348,381)	—
Accumulated losses in excess of investment in subsidiaries	—	40,873	—	(40,873)	—

Total liabilities	1,743,881	327,222	177,659	(396,670)	1,852,092
Capital:
Retained earnings	169,768	340,969	(55,157)	(286,128)	169,452

Mohegan Tribal Gaming Authority capital	169,768	340,969	(55,157)	(286,128)	169,452
Non-controlling interests	—	—	240	(1,651)	(1,411)

Total capital	169,768	340,969	(54,917)	(287,779)	168,041

Total liabilities and capital	$1,913,649	$668,191	$122,742	$(684,449)	$2,020,133

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	September 30, 2014
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$33,939	$14,767	$402	$—	$49,108
Restricted cash	47	628	—	—	675
Receivables, net	27,537	2,637	1,287	(821)	30,640
Inventories	13,339	1,205	—	—	14,544
Other current assets	15,559	1,182	256	—	16,997

Total current assets	90,421	20,419	1,945	(821)	111,964
Non-current assets:
Property and equipment, net	1,142,363	222,425	59,280	—	1,424,068
Goodwill	—	39,459	—	—	39,459
Other intangible assets, net	120,395	284,714	—	—	405,109
Other assets, net	8,768	3,970	48,505	(6,312)	54,931
Inter-company receivables	228,122	65,981	—	(294,103)	—
Investment in subsidiaries	325,651	—	—	(325,651)	—

Total assets	$1,915,720	$636,968	$109,730	$(626,887)	$2,035,531

LIABILITIES AND CAPITAL
Current liabilities:
Current portion of long-term debt	$28,887	$—	$415	$—	$29,302
Current portion of relinquishment liability	25,194	—	—	—	25,194
Due to Mohegan Tribe	—	—	2,250	—	2,250
Current portion of capital leases	793	58	—	(58)	793
Trade payables	18,893	5,181	12	—	24,086
Construction payables	4,411	794	627	—	5,832
Accrued interest payable	5,725	—	2,934	—	8,659
Other current liabilities	90,684	29,504	7,750	(763)	127,175

Total current liabilities	174,587	35,537	13,988	(821)	223,291
Non-current liabilities:
Long-term debt, net of current portion	1,611,107	—	44,428	—	1,655,535
Due to Mohegan Tribe, net of current portion	—	—	23,420	—	23,420
Capital leases, net of current portion	2,345	6,111	—	(6,111)	2,345
Other long-term liabilities	2,307	—	3,806	—	6,113
Inter-company payables	—	225,269	68,834	(294,103)	—
Accumulated losses in excess of investment in subsidiaries	—	31,680	—	(31,680)	—

Total liabilities	1,790,346	298,597	154,476	(332,715)	1,910,704
Capital:
Retained earnings	125,374	338,371	(44,746)	(293,941)	125,058

Mohegan Tribal Gaming Authority capital	125,374	338,371	(44,746)	(293,941)	125,058
Non-controlling interests	—	—	—	(231)	(231)

Total capital	125,374	338,371	(44,746)	(294,172)	124,827

Total liabilities and capital	$1,915,720	$636,968	$109,730	$(626,887)	$2,035,531

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF INCOME (LOSS)

CONDENSED CONSOLIDATING STATEMENTS OF INCOME (LOSS)

	For the Fiscal Year Ended September 30, 2015
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Revenues:
Gaming	$861,919	$271,801	$—	$—	$1,133,720
Food and beverage	60,687	28,913	120	—	89,720
Hotel	44,836	5,660	—	—	50,496
Retail, entertainment and other	94,457	17,072	8,593	(5,092)	115,030

Gross revenues	1,061,899	323,446	8,713	(5,092)	1,388,966
Less-Promotional allowances	(74,994)	(20,109)	(14)	(2,229)	(97,346)

Net revenues	986,905	303,337	8,699	(7,321)	1,291,620

Operating costs and expenses:
Gaming	457,948	193,952	—	—	651,900
Food and beverage	32,964	8,590	—	—	41,554
Hotel	14,062	5,724	—	(4,852)	14,934
Retail, entertainment and other	39,353	6,029	2,626	(2,229)	45,779
Advertising, general and administrative	158,230	31,427	14,050	(14,783)	188,924
Corporate	16,584	—	—	14,543	31,127
Depreciation and amortization	63,071	13,371	1,138	—	77,580
Loss on disposition of assets	1,007	11	—	—	1,018
Severance	3,244	126	—	—	3,370
Impairment of Project Horizon	2,502	—	—	—	2,502
Relinquishment liability reassessment	(243)	—	—	—	(243)

Total operating costs and expenses	788,722	259,230	17,814	(7,321)	1,058,445

Income (loss) from operations	198,183	44,107	(9,115)	—	233,175

Other income (expense):
Accretion of discount to the relinquishment liability	(227)	—	—	—	(227)
Interest income	43	7,424	8,346	(7,830)	7,983
Interest expense, net of capitalized interest	(95,485)	(39,992)	(16,229)	7,830	(143,876)
Loss on early extinguishment of debt	(3,987)	—	—	—	(3,987)
Loss on interests in subsidiaries	(4,144)	(9,193)	—	13,337	—
Other income (expense), net	11	—	(940)	—	(929)

Total other expense	(103,789)	(41,761)	(8,823)	13,337	(141,036)

Net income (loss)	94,394	2,346	(17,938)	13,337	92,139
Loss attributable to non-controlling interests	—	—	835	1,420	2,255

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$94,394	$2,346	$(17,103)	$14,757	$94,394

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2014
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Revenues:
Gaming	$858,780	$274,783	$—	$—	$1,133,563
Food and beverage	62,273	29,382	—	—	91,655
Hotel	42,921	4,389	—	—	47,310
Retail, entertainment and other	101,506	16,515	5,464	(4,351)	119,134

Gross revenues	1,065,480	325,069	5,464	(4,351)	1,391,662
Less-Promotional allowances	(76,618)	(20,567)	(17)	(1,742)	(98,944)

Net revenues	988,862	304,502	5,447	(6,093)	1,292,718

Operating costs and expenses:
Gaming	488,293	198,728	—	—	687,021
Food and beverage	32,348	9,134	—	—	41,482
Hotel	15,287	4,631	—	(4,111)	15,807
Retail, entertainment and other	45,876	6,780	—	(1,711)	50,945
Advertising, general and administrative	155,668	35,075	27,927	(28,031)	190,639
Corporate	13,276	—	—	27,760	41,036
Depreciation and amortization	65,406	13,814	906	—	80,126
(Gain) loss on disposition of assets	(12)	3	—	—	(9)
Pre-opening	—	1,187	—	—	1,187
Impairment of Project Horizon	4,981	—	—	—	4,981
Relinquishment liability reassessment	(1,905)	—	—	—	(1,905)

Total operating costs and expenses	819,218	269,352	28,833	(6,093)	1,111,310

Income (loss) from operations	169,644	35,150	(23,386)	—	181,408

Other income (expense):
Accretion of discount to the relinquishment liability	(2,205)	—	—	—	(2,205)
Interest income	88	4,704	7,306	(5,032)	7,066
Interest expense, net of capitalized interest	(97,380)	(42,583)	(13,002)	5,032	(147,933)
Loss on early extinguishment of debt	(62,041)	—	—	—	(62,041)
Loss on interests in subsidiaries	(32,449)	(24,848)	—	57,297	—
Other income (expense), net	165	—	(1,018)	—	(853)

Total other expense	(193,822)	(62,727)	(6,714)	57,297	(205,966)

Net loss	(24,178)	(27,577)	(30,100)	57,297	(24,558)
Loss attributable to non-controlling interests	—	—	—	380	380

Net loss attributable to Mohegan Tribal Gaming Authority	$(24,178)	$(27,577)	$(30,100)	$57,677	$(24,178)

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2013
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Revenues:
Gaming	$911,180	$279,022	$—	$—	$1,190,202
Food and beverage	59,334	26,917	—	—	86,251
Hotel	40,873	—	—	—	40,873
Retail, entertainment and other	100,545	16,679	1,575	(240)	118,559

Gross revenues	1,111,932	322,618	1,575	(240)	1,435,885
Less-Promotional allowances	(76,407)	(17,300)	(4)	(2,146)	(95,857)

Net revenues	1,035,525	305,318	1,571	(2,386)	1,340,028

Operating costs and expenses:
Gaming	507,069	201,860	—	—	708,929
Food and beverage	33,297	8,280	(2)	—	41,575
Hotel	14,339	—	—	—	14,339
Retail, entertainment and other	40,371	5,589	—	(2,101)	43,859
Advertising, general and administrative	159,869	32,997	13,373	(13,566)	192,673
Corporate	14,841	—	—	13,281	28,122
Depreciation and amortization	67,097	13,220	—	—	80,317
Loss on disposition of assets	222	19	—	—	241
Severance	(146)	175	—	—	29
Pre-opening	—	687	—	—	687
Relinquishment liability reassessment	(249)	—	—	—	(249)

Total operating costs and expenses	836,710	262,827	13,371	(2,386)	1,110,522

Income (loss) from operations	198,815	42,491	(11,800)	—	229,506

Other income (expense):
Accretion of discount to the relinquishment liability	(4,974)	—	—	—	(4,974)
Interest income	146	2,320	6,064	(2,259)	6,271
Interest expense, net of capitalized interest	(118,303)	(44,126)	(9,980)	2,259	(170,150)
Loss on early extinguishment of debt	(11,516)	—	—	—	(11,516)
Loss on interests in subsidiaries	(13,834)	(7,389)	—	21,223	—
Other expense, net	(8)	—	(1,587)	—	(1,595)

Total other expense	(148,489)	(49,195)	(5,503)	21,223	(181,964)

Net income (loss)	50,326	(6,704)	(17,303)	21,223	47,542

Loss attributable to non-controlling interests	—	—	—	2,784	2,784

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$50,326	$(6,704)	$(17,303)	$24,007	$50,326

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	For the Fiscal Year Ended September 30, 2015
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Cash flows provided by (used in) operating activities:
Net income (loss)	$94,394	$2,346	$(17,938)	$13,337	$92,139
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	63,071	13,371	1,138	—	77,580
Relinquishment liability reassessment	(243)	—	—	—	(243)
Accretion of discount to the relinquishment liability	227	—	—	—	227
Cash paid for accretion of discount to the relinquishment liability	(778)	—	—	—	(778)
Loss on early extinguishment of debt	2,269	—	—	—	2,269
Proceeds from bond premiums	2,125	—	—	—	2,125
Payments of tender offer costs and discounts	(2,894)	—	—	—	(2,894)
Amortization of debt issuance costs and accretion of bond premiums and discounts	7,453	—	318	—	7,771
Provision for losses on receivables	1,350	299	4,229	—	5,878
Impairment of Project Horizon	2,502	—	—	—	2,502
Loss on disposition of assets	1,007	11	—	—	1,018
Loss from unconsolidated affiliates	31	—	941	—	972
Inter-company transactions	(35,724)	41,355	7,695	(13,326)	—
Changes in operating assets and liabilities:
Increase in receivables	(2,699)	(1,247)	(2,264)	870	(5,340)
(Increase) decrease in inventories	(1,062)	60	—	—	(1,002)
Increase in other assets	(2,756)	(1,806)	(7,544)	(46)	(12,152)
Increase (decrease) in trade payables	(6,394)	(2,617)	27	—	(8,984)
Decrease in accrued interest	(264)	—	(146)	—	(410)
Increase (decrease) in other liabilities	14,527	908	(5,860)	(835)	8,740

Net cash flows provided by (used in) operating activities	136,142	52,680	(19,404)	—	169,418

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables	(17,221)	(4,651)	(588)	—	(22,460)
Issuance of third-party loans and advances	—	—	(4,080)	—	(4,080)
Payments received on third-party loans	157	—	—	—	157
(Increase) decrease in restricted cash, net	(32)	(1,746)	252	—	(1,526)
Proceeds from asset sales	1,602	13	—	—	1,615
Investments in the New England Black Wolves	—	—	(500)	—	(500)
Inter-company transactions	6,687	(20,731)	45	13,999	—

Net cash flows used in investing activities	(8,807)	(27,115)	(4,871)	13,999	(26,794)

Cash flows provided by (used in) financing activities:
Senior Secured Credit Facility borrowings - Revolving	442,000	—	—	—	442,000
Senior Secured Credit Facility repayments - Revolving	(458,000)	—	—	—	(458,000)
Senior Secured Credit Facility repayments - Term Loan A	(7,756)	—	—	—	(7,756)
Senior Secured Credit Facility borrowings - Term Loan B, net of discount	87,911	—	—	—	87,911
Senior Secured Credit Facility repayments - Term Loan B	(5,339)	—	—	—	(5,339)
Line of Credit borrowings	446,935	—	—	—	446,935
Line of Credit repayments	(449,976)	—	—	—	(449,976)
Repayments to Mohegan Tribe	—	—	(2,250)	—	(2,250)
Proceeds from issuance of Senior Unsecured Notes, net of premiums	85,000	—	—	—	85,000
Repayments of other long-term debt	(182,269)	—	(4,547)	—	(186,816)
Principal portion of relinquishment liability payments	(24,400)	—	—	—	(24,400)
Distributions to Mohegan Tribe	(50,000)	—	—	—	(50,000)
Payments of financing fees	(2,360)	—	—	—	(2,360)
Payments on capital lease obligations	(927)	(45)	—	45	(927)
Inter-company transactions	—	(18,120)	32,164	(14,044)	—

Net cash flows provided by (used in) financing activities	(119,181)	(18,165)	25,367	(13,999)	(125,978)

Net increase in cash and cash equivalents	8,154	7,400	1,092	—	16,646
Cash and cash equivalents at beginning of year	33,939	14,767	402	—	49,108

Cash and cash equivalents at end of year	$42,093	$22,167	$1,494	$—	$65,754

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2014
	Authority	Total Guarantor Subsidiaries (1)	Total Non- Guarantor Subsidiaries and Entities(2)	Consolidating/ Eliminating Adjustments	Consolidated
Cash flows provided by (used in) operating activities:
Net loss	$(24,178)	$(27,577)	$(30,100)	$57,297	$(24,558)
Adjustments to reconcile net loss to net cash flows provided by (used in) operating activities:
Depreciation and amortization	65,406	13,814	906	—	80,126
Relinquishment liability reassessment	(1,905)	—	—	—	(1,905)
Accretion of discount to the relinquishment liability	2,205	—	—	—	2,205
Cash paid for accretion of discount to the relinquishment liability	(2,897)	—	—	—	(2,897)
Loss on early extinguishment of debt	58,245	—	—	—	58,245
Payments of tender offer costs and discounts	(48,155)	—	—	—	(48,155)
Amortization of debt issuance costs and accretion of bond discounts	7,719	—	318	—	8,037
Provision for losses on receivables	2,368	390	3,388	—	6,146
Impairment of Project Horizon	4,981	—	—	—	4,981
(Gain) loss on disposition of assets	(12)	3	—	—	(9)
(Gain) loss from unconsolidated affiliates	(178)	—	1,004	—	826
Inter-company transactions	(9,896)	62,401	4,783	(57,288)	—
Changes in operating assets and liabilities:
Increase in receivables	(6,622)	(310)	(1,783)	1,556	(7,159)
Increase in inventories	(411)	(143)	—	—	(554)
(Increase) decrease in other assets	3,236	(77)	(5,888)	(802)	(3,531)
Increase (decrease) in trade payables	9,858	3,568	(7)	—	13,419
Decrease in accrued interest	(12,891)	—	(1,746)	—	(14,637)
Increase (decrease) in other liabilities	(4,587)	(573)	8,359	(763)	2,436

Net cash flows provided by (used in) operating activities	42,286	51,496	(20,766)	—	73,016

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables	(18,629)	(4,250)	(12,200)	—	(35,079)
Issuance of third-party loans and advances	—	—	(1,804)	—	(1,804)
Payments received on third-party loans	644	—	—	—	644
Decrease in restricted cash, net	53	1,583	12,043	—	13,679
Proceeds from asset sales	104	30	—	—	134
Investments in unconsolidated affiliates	—	—	(29)	—	(29)
Inter-company transactions	27,195	(24,222)	45	(3,018)	—

Net cash flows provided by (used in) investing activities	9,367	(26,859)	(1,945)	(3,018)	(22,455)

Cash flows provided by (used in) financing activities:
Prior Bank Credit Facility repayments - Term	(393,000)	—	—	—	(393,000)
Prior Term Loan Facility repayments, net of discount	(222,103)	—	—	—	(222,103)
Senior Secured Credit Facility borrowings – Revolving	310,000	—	—	—	310,000
Senior Secured Credit Facility repayments – Revolving	(273,000)	—	—	—	(273,000)
Senior Secured Credit Facility borrowings - Term Loan A, net of discount	124,343	—	—	—	124,343
Senior Secured Credit Facility repayments - Term Loan A	(3,125)	—	—	—	(3,125)
Senior Secured Credit Facility borrowings - Term Loan B, net of discount	720,952	—	—	—	720,952
Senior Secured Credit Facility repayments - Term Loan B	(5,475)	—	—	—	(5,475)
Line of Credit borrowings	356,796	—	—	—	356,796
Line of Credit repayments	(353,755)	—	—	—	(353,755)
Repayments to Mohegan Tribe	—	—	(3,250)	—	(3,250)
Repayments of other long-term debt	(212,270)	—	(53)	—	(212,323)
Principal portion of relinquishment liability payments	(46,574)	—	—	—	(46,574)
Distributions to Mohegan Tribe	(50,000)	—	—	—	(50,000)
Payments of financing fees	(12,395)	—	—	—	(12,395)
Payments on capital lease obligations	(2,168)	(45)	—	45	(2,168)
Inter-company transactions	—	(28,480)	25,507	2,973	—

Net cash flows provided by (used in) financing activities	(61,774)	(28,525)	22,204	3,018	(65,077)

Net decrease in cash and cash equivalents	(10,121)	(3,888)	(507)	—	(14,516)
Cash and cash equivalents at beginning of year	44,060	18,655	909	—	63,624

Cash and cash equivalents at end of year	$33,939	$14,767	$402	$—	$49,108

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2013
	Authority	Total Guarantor Subsidiaries (1)	Total Non- Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Cash flows provided by (used in) operating activities:
Net income (loss)	$50,326	(6,704)	(17,303)	21,223	47,542
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	67,097	13,220	—	—	80,317
Relinquishment liability reassessment	(249)	—	—	—	(249)
Accretion of discount to the relinquishment liability	4,974	—	—	—	4,974
Cash paid for accretion of discount to the relinquishment liability	(5,792)	—	—	—	(5,792)
Loss on early extinguishment of debt	4,531	—	—	—	4,531
Payments of tender offer costs and discounts	(3,104)	—	—	—	(3,104)
Amortization of debt issuance costs and accretion of bond discounts	11,968	—	317	—	12,285
Amortization of net deferred gain on settlement of derivative instruments	(76)	—	—	—	(76)
Provision for losses on receivables	951	103	2,382	—	3,436
Loss on disposition of assets	222	19	—	—	241
(Gain) loss from unconsolidated affiliates	(11)	—	1,564	—	1,553
Inter-company transactions	(30,508)	49,282	2,449	(21,223)	—
Changes in operating assets and liabilities:
(Increase) decrease in receivables	495	(1,011)	(132)	—	(648)
Decrease in inventories	326	122	—	—	448
(Increase) decrease in other assets	8,255	41	(5,537)	—	2,759
Increase (decrease) in trade payables	(2,367)	265	(41)	—	(2,143)
Increase (decrease) in accrued interest	(23,183)	—	117	—	(23,066)
Increase (decrease) in other liabilities	(21,440)	(773)	2,156	—	(20,057)

Net cash flows provided by (used in) operating activities	62,415	54,564	(14,028)	—	102,951

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables	(24,774)	(4,481)	(30,342)	—	(59,597)
Issuance of third-party loans and advances	—	—	(2,033)	—	(2,033)
Payments received on third-party loans	139	—	—	—	139
(Increase) decrease in restricted cash, net	—	(423)	33,501	—	33,078
Proceeds from asset sales	208	8	—	—	216
Investments in unconsolidated affiliates	—	—	(4,971)	—	(4,971)
Inter-company transactions	24,289	(22,468)	—	(1,821)	—

Net cash flows used in investing activities	(138)	(27,364)	(3,845)	(1,821)	(33,168)

Cash flows provided by (used in) financing activities:
Prior Bank Credit Facility borrowings – Revolving	3,000	—	—	—	3,000
Prior Bank Credit Facility repayments – Revolving	(3,000)	—	—	—	(3,000)
Prior Bank Credit Facility repayments – Term	(4,000)	—	—	—	(4,000)
Line of Credit borrowings	24,897	—	—	—	24,897
Line of Credit repayments	(24,897)	—	—	—	(24,897)
Repayments to Mohegan Tribe	—	—	(9,950)	—	(9,950)
Proceeds from issuance of Senior Unsecured Notes	500,000	—	—	—	500,000
Repayments of other long-term debt	(495,561)	—	(40)	—	(495,601)
Principal portion of relinquishment liability payments	(45,350)	—	—	—	(45,350)
Distributions to Mohegan Tribe	(50,000)	—	—	—	(50,000)
Payments of financing fees	(11,757)	—	(200)	—	(11,957)
Payments on capital lease obligations	(3,385)	—	—	—	(3,385)
Inter-company transactions	—	(30,302)	28,481	1,821	—

Net cash flows provided by (used in) financing activities	(110,053)	(30,302)	18,291	1,821	(120,243)

Net increase (decrease) in cash and cash equivalents	(47,776)	(3,102)	418	—	(50,460)
Cash and cash equivalents at beginning of year	91,836	21,757	491	—	114,084

Cash and cash equivalents at end of year	$44,060	$18,655	$909	$—	$63,624

(1)	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.